LONG-TERM BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Nov. 18, 2022	Nov. 30, 2022	Dec. 31, 2022
LONG-TERM BORROWINGS
Term of borrowings (in years)	2 years	1 year
Line of credit facility, maximum borrowing capacity	¥ 700,000
Period of LPR considered	1 year
Percentage of difference to LPR	100.00%
Amount withdrawn			¥ 18,472
Interest rate			2.65%
Unused bank facility			¥ 681,528